Earnings per share	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Earnings per share
7 Earnings per share

	2025	2024	2023
Earnings attributable to BHP shareholders (US$M)	9,019	7,897	12,921
Weighted average number of shares (Million)
- Basic	5,073	5,068	5,064
- Diluted	5,083	5,077	5,073
Earnings per ordinary share (US cents)
- Basic	177.8	155.8	255.2
- Diluted	177.4	155.5	254.7
Headline earnings per ordinary share (US cents)
- Basic	182.4	195.9	256.1
- Diluted	182.0	195.6	255.7
Earnings on American Depositary Shares represent twice the earnings for BHP Group Limited ordinary shares.
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2025	2024	2023
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	9,019	7,897	12,921
Adjusted for:
(Gain)/loss on sales of property, plant and equipment, intangibles and investments	(3)	(29)	(9)
Impairments of property, plant and equipment and intangibles net of reversals	154	3,905	75
Loss/(gain) on disposal of subsidiaries and operations	117	(915)	–
Tax effect of above adjustments	(34)	(928)	(17)

Subtotal of adjustments	234	2,033	49

Headline earnings	9,253	9,930	12,970

Diluted headline earnings	9,253	9,930	12,970

Recognition and measurement
Diluted earnings attributable to BHP shareholders are equal to earnings attributable to BHP shareholders.
The calculation of the number of ordinary shares used in the computation of basic earnings per share is the weighted average number of ordinary shares of BHP Group Limited outstanding during the period after deduction of the number of shares held by the BHP Group Limited Employee Equity Trust.
For the purposes of calculating diluted earnings per share, the effect of 10 million dilutive shares has been taken into account for the year ended 30 June 2025 (2024: 9 million shares; 2023: 9 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under employee share ownership plans for which terms and conditions are described in note 26 ‘Employee share ownership plans’. Diluted earnings per share calculation excludes instruments which are considered antidilutive.
At 30 June 2025, there are no instruments which are considered antidilutive (2024: nil; 2023: nil).